Share-based payments (Details Narrative) € in Thousands				6 Months Ended			12 Months Ended
		Jun. 30, 2022 shares	Jan. 03, 2022 shares $ / shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Mar. 31, 2025 shares	Jan. 31, 2025 shares	Aug. 05, 2021 shares
IfrsStatementLineItems [Line Items]
Expense recognized related to share option | €					€ 430
Unamortized compensation expense | €					€ 1,800
Grant option to purchase ordinary shares					597,826		474,684
Exercise price | $ / shares				$ 0.51
Options outstanding					898,913
Weighted average vesting period					1 year 7 months 6 days
Shares recognised expense | €					€ 2	€ 60
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	[1]								5,156,437	5,156,437
Grant option to purchase ordinary shares			200,000
Exercise price per share | $ / shares			$ 10.50
Additional purchase of ordinary shares			200,000
Option to grant shares		1,137,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Grant shares							30,000
Number of shares issued				0	0		0
Vesting period					3 years
Expense recognized related to share option | €					€ 5	€ 70
Unamortized compensation expense | €					€ 3
Weighted average vesting period					3 months 18 days
Share options [member]
IfrsStatementLineItems [Line Items]
Trading days			20 days
Consecutive trading days			30 days
Exercise price | $ / shares			$ 10.50
Share options [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price per share | $ / shares			$ 18.00
Additional purchase of ordinary shares			50,000
Employees and directors [member]
IfrsStatementLineItems [Line Items]
Option to grant shares					597,826	474,684
Employees and directors [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Grant shares								68,273
Non executive directors [member]
IfrsStatementLineItems [Line Items]
Option to grant shares					5,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Consecutive trading days			5 days
Ordinary shares [member] | Two thousand twenty one equity incentive plan [member]
IfrsStatementLineItems [Line Items]
Authorized shares											1,000,000

[1]	Unless otherwise stated, all references to shares in this document reflect the pre-stock split amounts and have not been adjusted for the 1-for-35 split.